Financial instruments and fair value disclosures - Liquidity risk (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 14,901	$ 27,257	$ 67,038
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	12,197	20,949	47,618
More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	257	2,307	3,520
More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	2,447	4,001	15,900
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	13,911	18,831	22,655
Trade and other payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	11,911	18,831	22,655
Trade and other payables | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	2,000
Deferred government grants
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis		24	4,183
Deferred government grants | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis		24	4,183
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	990	8,402
Lease liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	286	2,118
Lease liabilities | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	257	2,307
Lease liabilities | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 447	$ 3,977
Loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			6,681
Loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			1,154
Loans | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			1,760
Loans | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			3,767
Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			33,519
Convertible loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			23,809
Convertible loans | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			1,760
Convertible loans | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			$ 7,950